INSURANCE AND REINSURANCE RESULT, CSMs for Insurance Contracts Portfolios (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impact of transition approaches adopted to establishing CSMs for insurance contracts portfolios [Abstract]
Balances at the beginning of the period	S/ 9,567,014	S/ 8,595,335
Changes in estimates adjusting the CSM	(5,689)	(7,095)
Changes related to future service	15,575	1,444
CSM recognized in consolidated statement of income for services rendered	125,610	128,639
Changes related to the current service	684,033	720,026
Other changes	56,013	(125,495)
Balances at the end of the period	10,575,804	9,567,014	S/ 8,595,335
Contractual Service Margin [Member]
Impact of transition approaches adopted to establishing CSMs for insurance contracts portfolios [Abstract]
Balances at the beginning of the period	887,586	992,526	1,292,358
Changes in estimates adjusting the CSM	(33,955)	(11,445)	(182,240)
Changes related to future service	(33,955)	(11,445)	(182,240)
CSM recognized in consolidated statement of income for services rendered	(91,995)	(102,878)	(117,518)
Interest expense on insurance contracts issued (interest on CSM)	23,975	28,279	38,896
Changes related to the current service	(68,020)	(74,599)	(78,622)
Other changes	9,324	(18,896)	(38,970)
Balances at the end of the period	S/ 794,935	S/ 887,586	S/ 992,526